Lease (Details) - Schedule of Supplemental Balance Sheet Information Related to the Operating Lease - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Supplemental Balance Sheet Information Related to the Operating Lease [Abstract]
Right-of-use assets	$ 35,273	$ 84,892
Operating lease liabilities - current	45,269	65,115
Operating lease liabilities - non-current		39,634
Total operating lease liabilities	$ 45,269	$ 104,749
Weighted average remaining lease term (years)		8 months 4 days
Weighted average discount rate		6.92%